SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Sep. 30, 2012 Magic [Member]	Dec. 31, 2012 Magic [Member]	Dec. 31, 2011 Matrix [Member]	Dec. 31, 2012 Other Accounts Receivable [Member]	Dec. 31, 2012 Nis [Member]	Dec. 31, 2011 Nis [Member]	Dec. 31, 2012 Euro [Member]	Dec. 31, 2011 Euro [Member]	Dec. 31, 2012 Yen [Member]	Dec. 31, 2011 Yen [Member]
Other Than Temporary Impairment Equity Marketable Securities	$ 700	$ 514
Other Than Temporary Impairment Debt Marketable Securities	0	200
Capitalized Software Development Costs Of Subsidiaries	8,433	8,300	9,000
Amortized Capitalized Software Development Costs Of Subsidiaries	8,100	6,300	9,100
Granted - Number of Options											0	2,250,000
Estimated Fair Value Of Reporting Unit					28.00%	112.00%		10.00%	5.00%
Severance Costs	3,264	1,391	1,300
Advertising Expense	2,645	2,500	2,400
Provision for Doubtful Accounts	1,014	658	487
Restricted Cash and Investments, Current													699
Dividend, Percentage										50.00%
Derivative, Notional Amount	4	59	270
Effective Cash Flow Hedges Before Tax Carrying Amount	16
Notional Amount of Foreign Currency Derivative Purchase Contracts														$ 4,119	$ 2,591	$ 506	$ 4,106	$ 1,276	$ 0
Property, Plant and Equipment, Useful Life				7 years			3 years